Current and long-term debt - 2021 TSFL lease financing (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 861,967	$ 1,588,290
Principal repayments recognized in consolidated cash flow statements		$ 0	516,127	$ 79,502
Finance Lease - 2021 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			46,500
Purchase option fees			$ 900
STI Black Hawk, STI Notting Hill and STI Pontiac | Finance Lease - 2021 TSFL Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					3
Borrowings					$ 57,700
Purchase option fees	$ 900
Principal repayments recognized in consolidated cash flow statements	$ 45,600